Employee Benefit Plan, Description of Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Accounting Policy [Line Items]
EBP, Employer Contribution Vesting Schedule	Current Company matching contributions are subject to the following vesting schedule:

Years of vesting service	Percentage vested

Less than 3	0%
3 or more	100